Annual Total Returns - Fidelity Series Large Cap Stock Fund [BarChart] - 06.30 Fidelity Series Large Cap Stock Fund PRO-07 - Fidelity Series Large Cap Stock Fund	Aug. 28, 2021
Bar Chart Table:
Annual Return, Inception Date	Dec. 06, 2012
Fidelity Series Large Cap Stock Fund
Bar Chart Table:
Annual Return 2013	32.40%
Annual Return 2014	10.02%
Annual Return 2015	(2.38%)
Annual Return 2016	15.96%
Annual Return 2017	17.36%
Annual Return 2018	(8.84%)
Annual Return 2019	31.55%
Annual Return 2020	10.07%